Note 3 - Summary of Significant Accounting Policies (Details Textual) $ / shares in Units, $ in Thousands					1 Months Ended		2 Months Ended	12 Months Ended	32 Months Ended
	Jan. 31, 2025 $ / shares shares	Jan. 17, 2025 $ / shares shares	Oct. 03, 2024	Feb. 17, 2022 $ / shares	Jan. 31, 2025 $ / shares shares	Feb. 29, 2024 $ / shares shares	Feb. 29, 2024 $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Oct. 03, 2024	Dec. 31, 2025 kr / shares	May 27, 2025 $ / shares	May 27, 2025 kr / shares	May 26, 2025 $ / shares	Jan. 16, 2025 kr / shares	Dec. 31, 2024 kr / shares	Jun. 21, 2024 kr / shares	Jun. 20, 2024 $ / shares	May 23, 2024 kr / shares	May 22, 2024 $ / shares	Feb. 29, 2024 kr / shares shares	Dec. 18, 2023 $ / shares shares	Jun. 30, 2023 kr / shares
Statement Line Items [Line Items]
Repayment loan term (Year)								8 years
Borrowings, interest rate								6.00%
Correlation between construction costs and payments to lessor								1.00%
Intangible assets other than goodwill | $								$ 0
Impairment loss | $								$ 0
Loan agreement issuable cash settled warrants (in shares)								1,003,032
Class of warrant, exercise price of warrants (in dollars per share) | $ / shares	$ 2.71				$ 2.71
Increase (decrease) in number of shares outstanding (in shares)	199,868,050	19,660,139			199,868,050
Class of warrant, term (Year)					5 years
Units issued, shares (in shares)	3,997,361				3,997,361
Par value per share (in dollars per share) | (per share)		$ 0.25												kr 1
The 2023 SPA investor warrants [member]
Statement Line Items [Line Items]
Class of warrants exercisable for shares (in shares)																					9,726,898
Class of warrant, exercise price of warrants (in dollars per share) | $ / shares																					$ 0.71
Class of warrants exercise price of warrants per (in dollars per share) | (per share)																kr 47.99	$ 7.07
2024 investor warrants [member]
Statement Line Items [Line Items]
Class of warrants exercisable for shares (in shares)						151,500	151,500													151,500
Ordinary shares [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding (in shares)						7,575,000	7,575,000
Par value per share (in dollars per share) | (per share)								$ 0.25		kr 0.25					kr 1							kr 1
The 2024 investor warrants [member]
Statement Line Items [Line Items]
Class of warrants exercisable for shares (in shares)						7,575,000	7,575,000													7,575,000
Class of warrants exercise price of warrants per (in dollars per share) | (per share)						$ 20	$ 20											kr 27.52	$ 4	kr 137.6
Class of warrant, term (Year)						5 years	5 years
The 2025 investor warrants [Member]
Statement Line Items [Line Items]
Class of warrant, exercise price of warrants (in dollars per share) | (per share)	$ 2.71				$ 2.71						$ 19.15	kr 19.15	$ 2.71
Class of warrant, term (Year)					5 years
Class of warrant, percentage of participating investors					50.00%
EIB warrants [member]
Statement Line Items [Line Items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in dollars per share) | $ / shares				$ 1
Number of other equity instruments granted in share-based payment arrangement			22,091	351,036					373,127